FIRST INVESTORS CASH MANAGEMENT FUND, INC
               FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
                          Supplement dated May 22, 1998
                       to Prospectus dated April 30, 1998


The following sentence replaces the last two sentences of the last paragraph under "Dividends" on page 21:

Any subsequent dividend will be reinvested in additional shares until the Fund receives new instructions.


FIMMA598

                    FIRST INVESTORS CASH MANAGEMENT FUND, INC
               FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
                          Supplement dated May 22, 1998
                       to Prospectus dated April 30, 1998



The following sentence replaces the last two sentences of the last paragraph under "Dividends" on page 21:

Any subsequent dividend will be reinvested in additional shares until the Fund receives new instructions.


FIMMB598